Investment Objectives and Goals - MKAM ETF	Jul. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	MKAM ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The MKAM ETF (the “Fund”) seeks to capture the majority of equity market returns, while exposing investors to less volatility and downside risk than other equity investments.